Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 158,263	$ 129,328	$ 60,077	$ 50,426
Trade & other receivables	2,947	1,574
Financial assets at fair value through other comprehensive income	1,981	1,871
Other non-current assets	3,203	3,311
Financial assets, Total	166,394	136,084
Trade and other payables	24,275	24,972
Borrowings	92,520	89,478
Contingent consideration	26,279	45,166
Financial liabilities, Total	143,074	159,616
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	24,275	24,972
Borrowings	92,520	89,478
Financial liabilities, Total	116,795	114,450
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	26,279	45,166
Financial liabilities, Total	26,279	45,166
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	158,263	129,328
Trade & other receivables	2,947	1,574
Other non-current assets	3,203	3,311
Financial assets, Total	164,413	134,213
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,981	1,871
Financial assets, Total	$ 1,981	$ 1,871